Pension Plans And Other Post-Retirement Benefits (Schedule Of Fair Value Of Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 238,605	$ 244,897	$ 232,347
Pension Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	193,478	198,996
Pension Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	45,127	45,901
Pension Benefits [Member] | Common stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	146,970	151,402
Pension Benefits [Member] | Common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	146,970	151,402
Pension Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,605	4,168
Pension Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	3,605	4,168
Pension Benefits [Member] | International equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	14,180	14,584
Pension Benefits [Member] | International equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	14,180	14,584
Pension Benefits [Member] | US Treasury and government agency bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	22,953	25,150
Pension Benefits [Member] | US Treasury and government agency bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	22,953	25,150
Pension Benefits [Member] | Corporate and foreign bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	13,579	13,716
Pension Benefits [Member] | Corporate and foreign bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	13,579	13,716
Pension Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	21,523	21,405
Pension Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	21,523	21,405
Pension Benefits [Member] | Real estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,981	6,215
Pension Benefits [Member] | Real estate [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	5,981	6,215
Pension Benefits [Member] | Commodity funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,169	1,203
Pension Benefits [Member] | Commodity funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,169	1,203
Pension Benefits [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	8,645	7,054
Pension Benefits [Member] | Cash And Cash Equivalents [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	50	19
Pension Benefits [Member] | Cash And Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	8,595	7,035
Other Postretirement Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	43,704	43,326	$ 40,840
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	27,057	27,942
Other Postretirement Benefits [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	16,647	15,384
Other Postretirement Benefits [Member] | Common stocks [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	11,772	12,265
Other Postretirement Benefits [Member] | Common stocks [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	11,772	12,265
Other Postretirement Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,030	12,582
Other Postretirement Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	12,030	12,582
Other Postretirement Benefits [Member] | International equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,078	1,482
Other Postretirement Benefits [Member] | International equities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	1,078	1,482
Other Postretirement Benefits [Member] | US Treasury and government agency bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,551	5,678
Other Postretirement Benefits [Member] | US Treasury and government agency bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,551	5,678
Other Postretirement Benefits [Member] | Corporate and foreign bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,476	3,822
Other Postretirement Benefits [Member] | Corporate and foreign bonds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	4,476	3,822
Other Postretirement Benefits [Member] | Mutual funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,177	1,409
Other Postretirement Benefits [Member] | Mutual funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	2,177	1,409
Other Postretirement Benefits [Member] | Alternative investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		204
Other Postretirement Benefits [Member] | Alternative investments [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets		204
Other Postretirement Benefits [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	7,620	5,884
Other Postretirement Benefits [Member] | Cash And Cash Equivalents [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan Disclosure [Line Items]
Total assets	$ 7,620	$ 5,884